Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of quantitative information about right-of-use assets
The following tables provide balance sheet classification related to leases:

(in KUSD)	December 31, 2020	December 31, 2019
Properties (offices)	3,071	4,820
Vehicles	58	78
Total right-of-use assets	3,129	4,898

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2019	5,399	24	5,423
Additions	466	78	544
Disposals	—	(24)	(24)
Exchange difference	22	—	22
December 31, 2019	5,887	78	5,965
Modification of lease terms	(583)	—	(583)
Exchange difference	20	—	20
December 31, 2020	5,324	78	5,402

Accumulated depreciation
January 1, 2019	—	—	—
Depreciation charge	(1,051)	(13)	(1,064)
Disposals	—	13	13
Exchange difference	(16)	—	(16)
December 31, 2019	(1,067)	—	(1,067)
Depreciation charge	(1,131)	(20)	(1,151)
Exchange difference	(55)	—	(55)
December 31, 2020	(2,253)	(20)	(2,273)

Net book amount
December 31, 2019	4,820	78	4,898
December 31, 2020	3,071	58	3,129

Depreciation of right-of-use assets have been charged to the following categories in the Consolidated Statement of Operation:

	For the Years Ended
(in KUSD)	2020	2019
R&D expenses	915	837
G&A expenses	236	227
	1,151	1,064

Schedule of quantitative information about lease liabilities

(in KUSD)	December 31, 2020	Three Months Ended December 31, 2019
Lease liabilities (short-term)	1,002	1,132
Lease liabilities (long-term)	2,465	3,899
Total lease liabilities	3,467	5,031

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2019	5,399	24	5,423
Additions	466	78	544
Disposals	—	(12)	(12)
Cash outflow (including interest)	(1,130)	(13)	(1,143)
Interest	140	1	141
Exchange difference	78	—	78
December 31, 2019	4,953	78	5,031
Additions	—	—	—
Modification of lease terms	(583)	—	(583)
Cash outflow (including interest)	(1,227)	(22)	(1,249)
Interest	102	3	105
Exchange difference	157	6	163
December 31, 2020	3,402	65	3,467

December 31, 2019
Lease liabilities (short-term)	1,114	18	1,132
Lease liabilities (long-term)	3,839	60	3,899
Total lease liabilities	4,953	78	5,031

December 31, 2020
Lease liabilities (short-term)	981	21	1,002
Lease liabilities (long-term)	2,421	44	2,465
Total lease liabilities	3,402	65	3,467